INVENTORIES	6 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2015	2014
	Unaudited	Audited

Raw materials	$6,158	$6,794
Finished products	8,974	7,942

	$15,132	$14,736

In the six months ended June 30, 2015 and 2014, the Group wrote-off inventories in a total amount of $  67 (unaudited) and $ 60 (unaudited), respectively.